Schedule of Investments (unaudited)	iShares® International Dividend Growth ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 2.3%
Appen Ltd.	3,600	$29,183
AUB Group Ltd.	4,240	79,554
Bapcor Ltd.	27,568	140,522
Brickworks Ltd.	4,758	83,682
carsales.com Ltd.	12,388	226,349
Cleanaway Waste Management Ltd.	78,880	179,561
Codan Ltd./Australia	8,614	58,423
Collins Foods Ltd.	5,680	55,248
Computershare Ltd.	30,850	449,088
CSL Ltd.	10,160	2,148,842
Domino’s Pizza Enterprises Ltd.	2,132	182,993
Newcrest Mining Ltd.	58,584	1,049,246
Northern Star Resources Ltd.	56,450	388,226
Pro Medicus Ltd.	492	22,329
PSC Insurance Group Ltd.	8,286	28,515
Sonic Healthcare Ltd.	22,892	776,413
Technology One Ltd.	8,122	75,362
Washington H Soul Pattinson & Co. Ltd.	5,578	120,220
		6,093,756
Belgium — 0.3%
Elia Group SA/NV	1,476	194,545
Etablissements Franz Colruyt NV	5,166	219,206
UCB SA	3,774	430,712
		844,463
Brazil — 0.1%
Cia. de Locacao das Americas	11,650	48,997
Localiza Rent a Car SA	9,600	91,082
		140,079
Canada — 19.9%
Aecon Group Inc.	5,332	71,152
Agnico Eagle Mines Ltd.	15,178	806,206
Alimentation Couche-Tard Inc.	12,470	522,479
Atco Ltd., Class I, NVS	8,080	272,751
Badger Infrastructure Solutions Ltd.	2,296	57,702
Barrick Gold Corp.	77,336	1,470,359
Brookfield Asset Management Inc., Class A	29,128	1,759,032
Canadian Imperial Bank of Commerce	41,184	4,800,649
Canadian National Railway Co.	20,262	2,488,881
Canadian Natural Resources Ltd.	89,098	3,764,803
Canadian Pacific Railway Ltd.	12,470	896,890
Canadian Tire Corp. Ltd., Class A, NVS	3,446	494,282
Canadian Western Bank	6,560	188,251
Cargojet Inc.	328	43,191
Cogeco Communications Inc.	1,476	117,536
Cogeco Inc.	656	42,126
Dollarama Inc.	3,034	151,850
Empire Co. Ltd., Class A, NVS.	5,906	179,942
Enghouse Systems Ltd.	1,636	62,636
Equitable Group Inc.	738	40,204
Finning International Inc.	9,928	250,211
First National Financial Corp.	2,460	80,823
FirstService Corp.	480	94,334
Fortis Inc.	38,148	1,840,525
Franco-Nevada Corp.	3,610	499,256
George Weston Ltd.	2,378	275,708
goeasy Ltd.	574	81,348
Great-West Lifeco Inc.	26,496	795,121
Hydro One Ltd.(a)	22,316	580,592
Security	Shares	Value

Canada (continued)
iA Financial Corp. Inc.	6,810	$389,666
Imperial Oil Ltd.	10,666	384,666
Intact Financial Corp.	8,038	1,044,791
Loblaw Companies Ltd.	5,004	409,988
Magna International Inc.	13,538	1,095,391
Manulife Financial Corp.	201,928	3,848,756
Maple Leaf Foods Inc.	4,640	107,329
Metro Inc.	8,286	440,977
North West Co. Inc. (The)	4,676	126,571
Open Text Corp.	10,010	475,118
Pan American Silver Corp.	6,482	161,723
Parkland Corp.	11,920	327,648
Power Corp. of Canada	52,344	1,729,696
Premium Brands Holdings Corp.	1,920	191,916
Quebecor Inc., Class B	14,030	316,658
Ritchie Bros Auctioneers Inc.	3,610	220,918
Royal Bank of Canada	70,884	7,522,967
Saputo Inc.	12,800	288,391
Savaria Corp.	3,034	45,956
Stantec Inc.	2,624	147,427
Stella-Jones Inc.	2,800	88,563
Sun Life Financial Inc.	42,994	2,393,144
TFI International Inc.	1,558	174,737
TMX Group Ltd.	3,034	307,609
Toromont Industries Ltd.	2,624	237,227
Toronto-Dominion Bank (The)	95,908	7,352,985
Transcontinental Inc., Class A	7,220	115,924
Waste Connections Inc.	3,446	469,655
Wheaton Precious Metals Corp.	13,620	584,445
		53,729,682
China — 6.8%
Anhui Conch Cement Co. Ltd., Class A	41,000	260,188
AVIC Electromechanical Systems Co. Ltd., Class A	8,200	23,452
Canvest Environmental Protection Group Co. Ltd.	82,000	43,356
China Communications Services Corp. Ltd., Class H	320,000	155,954
China Construction Bank Corp., Class A	106,600	98,274
China Gas Holdings Ltd.	229,600	477,587
China Lesso Group Holdings Ltd.	82,000	117,889
China Medical System Holdings Ltd.	164,000	274,144
China Merchants Bank Co. Ltd., Class A	90,200	691,261
China Merchants Bank Co. Ltd., Class H	205,000	1,594,814
China National Nuclear Power Co. Ltd., Class A	65,600	85,644
China Railway Group Ltd., Class A	131,200	119,562
China Resources Gas Group Ltd.	36,000	203,371
China Suntien Green Energy Corp. Ltd., Class H	82,000	63,970
Citic Pacific Special Steel Group Co. Ltd.	24,600	79,209
CSPC Pharmaceutical Group Ltd.	320,000	348,444
ENN Energy Holdings Ltd.	32,800	618,336
Foshan Haitian Flavouring & Food Co. Ltd., Class A	8,000	132,152
Genertec Universal Medical Group Co. Ltd.(a)	164,000	118,473
Guangdong Investment Ltd.	320,000	406,773
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	8,000	31,126
Haier Smart Home Co. Ltd., Class H	82,000	346,805
Industrial & Commercial Bank of China Ltd., Class A	1,042,000	758,847
Infore Environment Technology Group Co. Ltd.	16,400	18,930
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	8,200	48,943
Kweichow Moutai Co. Ltd., Class A	2,100	676,534
Longfor Group Holdings Ltd.(a)	164,000	773,547

Schedule of Investments (unaudited) (continued)	iShares® International Dividend Growth ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Metallurgical Corp. of China Ltd., Class A	65,600	$39,620
Ping An Insurance Group Co. of China Ltd., Class A	98,400	780,577
Ping An Insurance Group Co. of China Ltd., Class H	656,000	4,727,211
Sany Heavy Industry Co. Ltd., Class A	41,000	147,145
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	98,400	122,675
Shanghai Baosight Software Co. Ltd., Class A	8,200	78,430
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	24,600	42,050
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	8,200	25,639
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	96,000	182,164
Shanghai Tunnel Engineering Co. Ltd., Class A	24,600	20,829
Shenzhou International Group Holdings Ltd.	24,000	464,728
Suofeiya Home Collection Co. Ltd., Class A	8,200	28,665
Tencent Holdings Ltd.	49,200	2,870,874
Valiant Co. Ltd.	8,200	30,509
Wuliangye Yibin Co. Ltd., Class A	7,300	255,634
Yanzhou Coal Mining Co. Ltd., Class A	16,400	60,820
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	32,800	34,529
		18,479,684
Colombia — 0.2%
Grupo Argos SA	28,388	94,603
Grupo Nutresa SA	14,112	99,402
Interconexion Electrica SA ESP	47,600	261,909
		455,914
Denmark — 0.9%
Carlsberg A/S, Class B	5,680	980,639
Coloplast A/S, Class B	4,594	808,890
DSV A/S	1,394	324,842
Royal Unibrew A/S	1,968	221,366
Scandinavian Tobacco Group A/S, Class A(a)	7,302	153,377
		2,489,114
Finland — 0.2%
Huhtamaki OYJ	5,496	243,093
Olvi Oyj, Class A	720	41,970
Uponor OYJ	2,788	66,042
Valmet OYJ	7,384	316,594
		667,699
France — 4.3%
Pharmagest Interactive	160	17,125
Sanofi	76,386	7,664,873
Schneider Electric SE	20,512	4,032,565
		11,714,563
Germany — 5.6%
Atoss Software AG	80	19,737
Bechtle AG	1,558	110,867
Brenntag SE	5,906	533,334
Cewe Stiftung & Co. KGaA	320	46,597
Deutsche Boerse AG	9,520	1,589,596
Deutsche Wohnen SE	2,870	120,685
DIC Asset AG	5,578	97,496
Encavis AG(b)	4,840	85,356
Fresenius Medical Care AG & Co. KGaA	10,880	705,331
Fresenius SE & Co. KGaA	23,840	958,210
FUCHS PETROLUB SE	2,624	91,925
Gerresheimer AG	1,148	110,379
LANXESS AG	3,938	243,521
LEG Immobilien SE	5,168	720,537
MBB SE	82	12,782
Security	Shares	Value

Germany (continued)
Nemetschek SE	480	$61,375
Nexus AG	160	13,035
SAP SE	39,138	5,508,263
Sirius Real Estate Ltd.	69,660	133,324
Stratec SE	160	25,098
Symrise AG	2,050	303,184
TAG Immobilien AG	12,060	336,863
Vib Vermoegen AG	1,440	74,512
Vonovia SE	56,444	3,110,186
		15,012,193
Greece — 0.2%
Hellenic Telecommunications Organization SA	21,918	404,916
Sarantis SA	2,291	23,214
		428,130
Hong Kong — 3.4%
AIA Group Ltd.	475,200	4,796,118
CK Infrastructure Holdings Ltd.	82,000	522,439
CLP Holdings Ltd.	160,000	1,616,763
Hong Kong & China Gas Co. Ltd.	738,000	1,151,106
Kerry Logistics Network Ltd.	41,000	100,330
Swire Properties Ltd.	131,200	328,903
Techtronic Industries Co. Ltd.	40,000	797,396
		9,313,055
India — 2.4%
Aegis Logistics Ltd.	3,360	9,971
Asian Paints Ltd.	6,070	275,819
Balaji Amines Ltd.	82	3,751
Berger Paints India Ltd.	2,542	26,344
CRISIL Ltd.	656	25,421
Dr Lal PathLabs Ltd.(a)	328	16,814
Grindwell Norton Ltd.	492	12,630
Gujarat Gas Ltd.	1,804	15,362
Infosys Ltd.	146,690	3,715,030
KEC International Ltd.	1,968	12,657
Larsen & Toubro Infotech Ltd.(a)	656	64,519
LIC Housing Finance Ltd.	15,120	74,886
Page Industries Ltd.	160	86,781
Persistent Systems Ltd.	492	32,326
Pidilite Industries Ltd.	1,640	54,235
Power Grid Corp. of India Ltd.	379,650	1,041,828
Relaxo Footwears Ltd.	492	8,686
Reliance Industries Ltd.	8,880	282,087
Reliance Industries Ltd., GDR(a)	6,234	398,823
Schaeffler India Ltd.	70	8,272
Sundaram Finance Ltd.	1,440	44,205
Tata Elxsi Ltd.	328	25,857
UltraTech Cement Ltd.	1,280	130,380
WABCO India Ltd.	82	9,372
		6,376,056
Indonesia — 0.4%
Bank Central Asia Tbk PT	1,993,800	1,021,125
Mayora Indah Tbk PT	295,200	42,253
		1,063,378
Ireland — 1.2%
CRH PLC.	39,548	2,093,672
Kerry Group PLC, Class A	2,640	340,601
Smurfit Kappa Group PLC	14,480	798,085
		3,232,358

Schedule of Investments (unaudited) (continued)	iShares® International Dividend Growth ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Italy — 3.6%
A2A SpA	155,240	$302,504
ACEA SpA	4,807	102,706
Buzzi Unicem SpA	2,800	60,328
DiaSorin SpA	328	62,401
Enel SpA	951,120	7,605,230
Interpump Group SpA	880	64,461
Iren SpA	50,880	153,129
Recordati Industria Chimica e Farmaceutica SpA	4,160	267,131
Reply SpA	246	49,964
Terna - Rete Elettrica Nazionale	129,760	1,049,712
		9,717,566
Japan — 19.5%
Aeon Delight Co. Ltd.	100	2,931
Aeon Mall Co. Ltd.	8,000	114,141
AGC Inc.	16,400	783,478
Aica Kogyo Co. Ltd.	8,000	231,591
Air Water Inc.	16,400	253,471
Alfresa Holdings Corp.	16,000	213,213
Astellas Pharma Inc.	114,800	1,868,431
Chiba Bank Ltd. (The)	48,000	274,585
COMSYS Holdings Corp.	17,000	378,726
DCM Holdings Co. Ltd.	16,000	148,111
Exeo Group Inc.	9,400	198,205
Fujicco Co. Ltd.	8,000	130,861
FUJIFILM Holdings Corp.	11,100	822,890
Hikari Tsushin Inc.	700	107,805
Hisamitsu Pharmaceutical Co. Inc.	8,200	283,266
Itochu Techno-Solutions Corp.	1,300	41,818
Japan Material Co. Ltd.	8,000	131,789
Kandenko Co. Ltd.	13,300	99,086
Kao Corp.	24,000	1,256,983
KDDI Corp.	139,400	4,076,572
Kobayashi Pharmaceutical Co. Ltd.	200	15,731
Kubota Corp.	41,000	911,678
Kurita Water Industries Ltd.	2,600	123,262
Lasertec Corp.	600	183,781
MCJ Co. Ltd.	8,000	75,317
Medipal Holdings Corp.	8,000	149,959
Mitsubishi Corp.	131,200	4,166,006
Mizuho Leasing Co. Ltd.	1,300	36,052
MonotaRO Co. Ltd.	1,000	17,986
Morinaga & Co. Ltd./Japan	1,500	49,062
Murata Manufacturing Co. Ltd.	20,400	1,627,154
NEC Networks & System Integration Corp.	3,100	48,624
Nichias Corp.	8,000	193,064
Nintendo Co. Ltd.	10,300	4,818,928
Nippon Gas Co. Ltd.	8,000	106,061
Nippon Sanso Holdings Corp.	8,200	179,356
Nippon Telegraph & Telephone Corp.	106,600	2,915,325
Nissan Chemical Corp.	5,600	325,696
Nisshin Seifun Group Inc.	16,000	230,822
Nitori Holdings Co. Ltd.	800	119,657
Nitto Denko Corp.	9,400	726,173
Nomura Real Estate Holdings Inc.	9,000	207,378
Nomura Research Institute Ltd.	9,400	401,857
NSD Co. Ltd.	8,000	145,318
NTT Data Corp.	16,000	343,220
Obic Co. Ltd.	1,000	187,149
Okinawa Electric Power Co. Inc. (The)	8,000	101,361
Otsuka Corp.	8,000	381,461
Security	Shares	Value

Japan (continued)
Paltac Corp.	200	$8,242
Pan Pacific International Holdings Corp.	8,200	113,027
Raito Kogyo Co. Ltd.	8,000	137,796
Relia Inc.	8,200	69,599
SBI Holdings Inc.	24,000	654,613
SCSK Corp.	8,200	163,198
Sekisui House Ltd.	49,200	1,058,574
Seven & i Holdings Co. Ltd.	40,000	1,759,520
Shin-Etsu Chemical Co. Ltd.	13,400	2,325,910
Shin-Etsu Polymer Co. Ltd.	8,000	76,948
Shionogi & Co. Ltd.	9,400	661,256
Ship Healthcare Holdings Inc.	8,000	186,417
Sohgo Security Services Co. Ltd.	400	15,894
Sompo Holdings Inc.	32,800	1,383,297
Sony Group Corp.	12,000	1,515,338
Star Micronics Co. Ltd.	8,000	107,808
Sumitomo Mitsui Financial Group Inc.	164,000	5,600,154
Sumitomo Realty & Development Co. Ltd.	16,400	483,486
Sundrug Co. Ltd.	8,000	209,147
TechnoPro Holdings Inc.	8,000	242,506
Terumo Corp.	9,400	397,062
TIS Inc.	9,000	267,624
Tokio Marine Holdings Inc.	58,500	3,256,674
Tokyo Century Corp.	800	38,835
Tokyo Tatemono Co. Ltd.	16,000	233,996
Unicharm Corp.	9,000	391,564
USS Co. Ltd.	24,600	384,343
Yakult Honsha Co. Ltd.	3,200	166,942
Yamaguchi Financial Group Inc.	32,800	191,727
Yamato Holdings Co. Ltd.	16,400	385,261
		52,692,149
Malaysia — 0.0%
Allianz Malaysia Bhd	8,200	25,313

Mexico — 0.7%
America Movil SAB de CV, Series L, NVS	1,058,400	1,121,179
Arca Continental SAB de CV	40,000	254,978
Grupo Bimbo SAB de CV, Series A	57,400	176,527
Grupo Comercial Chedraui SA de CV	16,000	33,148
Orbia Advance Corp. SAB de CV	73,800	188,397
Qualitas Controladora SAB de CV	16,400	83,211
		1,857,440
Netherlands — 0.4%
IMCD NV	738	163,100
Wolters Kluwer NV	8,532	1,004,224
		1,167,324
New Zealand — 0.3%
EBOS Group Ltd.	7,794	219,665
Fisher & Paykel Healthcare Corp. Ltd.	15,834	354,738
Mainfreight Ltd.	2,000	128,478
Summerset Group Holdings Ltd.	8,122	76,010
		778,891
Norway — 0.1%
Borregaard ASA	3,040	76,500
Medistim ASA	246	10,266
Tomra Systems ASA	1,558	111,410
		198,176
Philippines — 0.1%
International Container Terminal Services Inc.	36,000	141,197

Schedule of Investments (unaudited) (continued)	iShares® International Dividend Growth ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Poland — 0.0%
Neuca SA	80	$16,678

Portugal — 0.0%
Sonae SGPS SA	100,560	114,823

Saudi Arabia — 0.0%
Mouwasat Medical Services Co.	1,640	75,775

South Korea — 0.2%
AfreecaTV Co. Ltd.	80	13,593
KIWOOM Securities Co. Ltd.	1,148	103,090
Kolmar BNH Co. Ltd.	574	14,965
LEENO Industrial Inc.	410	68,278
NAVER Corp.	410	130,143
NICE Information Service Co. Ltd.	1,886	28,517
SK Gas Ltd.	240	25,711
Youngone Corp.(c)	738	27,077
		411,374
Spain — 2.6%
Iberdrola SA	561,788	6,651,556
Vidrala SA	585	57,678
Viscofan SA	2,952	191,257
		6,900,491
Sweden — 1.0%
AAK AB	5,360	115,565
Assa Abloy AB, Class B	32,080	977,830
Atrium Ljungberg AB, Class B	3,116	68,864
Bravida Holding AB(a)	10,502	147,509
Castellum AB	17,558	472,139
Catena AB	984	61,298
Heba Fastighets AB	492	8,581
Lifco AB, Class B	2,624	78,375
Platzer Fastigheter Holding AB, Class B	3,120	46,729
Swedish Match AB	83,282	661,149
		2,638,039
Switzerland — 11.9%
ALSO Holding AG, Registered	240	78,706
Berner Kantonalbank AG	480	106,672
Chocoladefabriken Lindt & Spruengli AG, Participation
Certificates, NVS	22	304,939
Chocoladefabriken Lindt & Spruengli AG, Registered	3	402,327
Coca-Cola HBC AG, Class DI	10,174	352,278
DKSH Holding AG	2,506	206,558
Geberit AG, Registered	1,230	1,002,614
Givaudan SA, Registered	240	1,259,185
Logitech International SA, Registered	4,758	399,137
Nestle SA, Registered	58,880	8,220,666
Novartis AG, Registered	96,800	8,506,007
Partners Group Holding AG	984	1,624,396
Roche Holding AG, Bearer	1,558	697,332
Roche Holding AG, NVS	19,040	7,898,956
Siegfried Holding AG, Registered	80	77,821
Sika AG, Registered	2,214	920,176
Temenos AG, Registered	1,230	169,545
		32,227,315
Taiwan — 0.7%
Advantech Co. Ltd.	17,000	243,020
Chailease Holding Co. Ltd.	80,950	769,982
Elan Microelectronics Corp.	36,000	220,692
Parade Technologies Ltd.	2,000	152,160
Security	Shares	Value

Taiwan (continued)
Sigurd Microelectronics Corp.	82,000	$173,813
Sinbon Electronics Co. Ltd.	11,000	112,680
Unimicron Technology Corp.	18,000	149,795
Voltronic Power Technology Corp.	2,000	111,576
		1,933,718
Turkey — 0.0%
Aselsan Elektronik Sanayi Ve Ticaret AS	13,210	20,850

United Kingdom — 10.4%
Advanced Medical Solutions Group PLC	1,476	6,710
Ashtead Group PLC	6,974	562,206
Avon Protection PLC	2,240	33,988
B&M European Value Retail SA	59,200	509,924
BAE Systems PLC	323,120	2,409,568
Bunzl PLC	14,276	557,696
CareTech Holdings PLC	4,080	31,810
Clarkson PLC	1,680	88,230
Craneware PLC	656	21,532
Cranswick PLC	2,378	119,158
Croda International PLC	3,034	415,571
DCC PLC	6,564	537,350
Dechra Pharmaceuticals PLC	1,920	138,767
Diageo PLC	98,952	5,410,303
Diploma PLC	4,184	191,822
dotdigital group PLC	3,364	9,007
Drax Group PLC	28,306	232,797
EMIS Group PLC	3,609	66,336
Ferguson PLC	7,794	1,384,422
Focusrite PLC	574	11,382
Games Workshop Group PLC	1,394	187,939
Gamma Communications PLC	1,558	34,796
Genus PLC	1,148	76,993
GlobalData PLC	164	3,163
Grainger PLC	27,200	116,977
Halma PLC	5,988	259,633
Hargreaves Lansdown PLC	23,548	432,722
Hilton Food Group PLC	2,080	32,095
HomeServe PLC	18,640	220,638
Impax Asset Management Group PLC	1,968	39,211
Learning Technologies Group PLC	8,400	20,216
Liontrust Asset Management PLC	3,040	90,525
London Stock Exchange Group PLC	8,532	802,606
RELX PLC	91,158	2,976,026
RWS Holdings PLC	10,480	92,204
Sage Group PLC (The)	55,138	637,998
Sanne Group PLC	5,168	63,726
Severn Trent PLC	19,760	789,055
Softcat PLC	3,282	80,140
Spectris PLC	5,660	281,730
Spirax-Sarco Engineering PLC	1,280	278,567
Treatt PLC	410	7,131
Ultra Electronics Holdings PLC	3,116	134,550
Unilever PLC	143,176	7,680,884
		28,078,104
Total Common Stocks — 99.7%
(Cost: $254,776,868)		269,035,347

Schedule of Investments (unaudited) (continued)	iShares® International Dividend Growth ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Preferred Stocks

Germany — 0.1%
Fuchs Petrolub SE, Preference Shares, NVS	3,774	$170,543

Total Preferred Stocks — 0.1%
(Cost: $166,550)	170,543

Short-Term Investments

Money Market Funds — 0.1%

BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(d)(e)(f)	2,025	2,026
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	290,000	290,000
		292,026
Total Short-Term Investments — 0.1%
(Cost: $292,026)		292,026

Total Investments in Securities — 99.9%
(Cost: $255,235,444)		269,497,916

Other Assets, Less Liabilities — 0.1%		374,032
Net Assets — 100.0%		$269,871,948

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	All or a portion of this security is on loan.
(c)	Non-income producing security.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares Held at 12/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$56,251	$—		$(54,124	)(a)	$(101)	$—	$2,026	2,025	$4,981	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	120,000	170,000	(a)	—		—	—	290,000	290,000	16		—
						$(101)	$—	$292,026		$4,997		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE Index	4	03/18/22	$464	$7,344

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

Schedule of Investments (unaudited) (continued)	iShares® International Dividend Growth ETF
December 31, 2021

Fair Value Measurements (continued)

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$58,508,247	$210,527,100	$—	$269,035,347
Preferred Stocks	—	170,543	—	170,543
Money Market Funds	292,026	—	—	292,026
	$58,800,273	$210,697,643	$—	$269,497,916
Derivative financial instruments(a)
Assets
Futures Contracts	$7,344	$—	$—	$7,344

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

GDR	Global Depositary Receipt
NVS	Non-Voting Shares